Business Combinations - Assets Acquired and Liabilities Assumed (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019		Jan. 08, 2019	Apr. 30, 2018
Disclosure of detailed information about business combination [line items]
Inventories	¥ 759,599	¥ 919,670	[1]
Goodwill
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill		¥ 4,240,251
Shire
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				¥ 227,223
Trade and other receivables				326,154
Inventories				751,832
Property, plant & equipment				699,631
Intangible assets				3,769,076
Assets held for sale				474,596
Other assets				96,331
Trade and other payables				(61,382)
Provisions				(336,573)
Bonds and loans				(1,603,199)
Deferred tax liabilities				(657,487)
Liabilities held for sale				(211,663)
Other liabilities				(389,610)
Basis adjustments				(37,107)
Net assets acquired				6,213,335
Shire | Provisional fair value
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				227,223
Trade and other receivables				326,154
Inventories				825,985
Property, plant & equipment				684,487
Intangible assets				3,899,298
Assets held for sale				463,526
Other assets				103,283
Trade and other payables				(61,382)
Provisions				(342,202)
Bonds and loans				(1,603,199)
Deferred tax liabilities				(809,667)
Liabilities held for sale				(196,294)
Other liabilities				(354,139)
Basis adjustments				(37,107)
Net assets acquired				6,213,335
Shire | Adjustments
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				0
Trade and other receivables				0
Inventories				(74,153)
Property, plant & equipment				15,144
Intangible assets				(130,222)
Assets held for sale				11,070
Other assets				(6,952)
Trade and other payables				0
Provisions				5,629
Bonds and loans				0
Deferred tax liabilities				152,180
Liabilities held for sale				(15,369)
Other liabilities				(35,471)
Basis adjustments				0
Net assets acquired				0
Shire | Goodwill
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill				3,165,513
Shire | Goodwill | Provisional fair value
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill				3,087,369
Shire | Goodwill | Adjustments
Disclosure of detailed information about business combination [line items]
Intangible assets and goodwill				¥ 78,144
TiGenix
Disclosure of detailed information about business combination [line items]
Intangible assets					¥ 63,421
Other assets					5,541
Deferred tax liabilities					(8,043)
Other liabilities					(5,678)
Basis adjustments					(3,381)
Goodwill					18,143
Net assets acquired					¥ 70,003

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.